Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) CAD in Millions	Dec. 31, 2015 CAD
Environmental Expense and Liabilities [Abstract]
2016	CAD 22
2017	25
2018	26
2019	28
2020	30
Thereafter	98
Total	CAD 229